Income Taxes Disclosure	12 Months Ended
Dec. 31, 2017
Notes
Income Taxes Disclosure

11. Income Taxes

The Company has non-capital losses carried forward of $1,085,252 available to offset taxable income in future years which expires beginning in fiscal 2027.

The Company is subject to Canadian federal and provincial income taxes at a combined rate of 26% (2016 - 26%). The reconciliation of the provision for income taxes at the combined Canadian federal and provincial statutory rate compared to the Company’s income tax expense as reported is as follows:

	2017 $	2016 $
Income (loss) before income tax	78,424	(40,226)
Statutory tax rate	26%	26%
Expected tax expense (recovery)	20,390	(10,458)

Permanent differences and other	905	2,224
Change in valuation allowance	(21,295)	8,234

Provision for income taxes	--	--

The significant components of deferred income tax assets and liabilities at December 31, 2017 and 2016, are as follows:

	2017 $	2016 $

Deferred income tax assets (liability)

Non-capital losses carried forward	282,166	307,857
Marketable securities	19,182	18,463
Resource pool	8,589	4,841
Asset retirement obligation	(1,088)	(1,017)

Total gross deferred income tax assets	308,849	330,144

Valuation allowance	(308,849)	(330,144)

Net deferred income tax asset	--	--